Commitments and Contingencies (Tables)	12 Months Ended
Nov. 30, 2013
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ending November 30,
2014	5,465
2015	2,777
2016	1,782
2017	676
2018	—
Total minimum payments required	$10,700

Schedule of changes in the product warranty accrual

Amount of liability
Balance at November 30, 2010:	$5,585
Accruals for warranties issued during the year	3,780
Settlements made during the year	(4,437)
Balance at November 30, 2011:	$4,928
Accruals for warranties issued during the year	2,996
Settlements made during the year	(3,918)
Balance at November 30, 2012:	$4,006
Accruals for warranties issued during the year	2,267
Settlements made during the year	(3,311)
Balance at November 30, 2013:	$2,962